OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Mar. 31, 2021
Disclosure of operating segments [abstract]
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
The Company elected to organize its operating segments principally on the basis of its customer markets. The Company manages its operations through its three segments. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker.

The Company has decided to disaggregate revenue from contracts with customers by segment, by products and services and by geographic regions as the Company believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.

Results by segment
In the fourth quarter of fiscal 2021, the Company revised its segment profitability measure to better reflect how management evaluates the performance of its operating segments. The Company has retrospectively revised the comparative period to conform to the current definition and presentation.

The profitability measure employed by the Company for making decisions about allocating resources to segments and assessing segment performance is adjusted segment operating income. Adjusted segment operating income is calculated by taking operating income and excluding restructuring, integration and acquisition costs, and impairments and other gains and losses arising from significant strategic transactions or material events, which gives an indication of the profitability of each segment because it does not include the impact of items not specifically related to the segment’s performance. For the years ended March 31, 2021 and 2020, impairments and other gains and losses arising from significant strategic transactions or material events consist of impairment of goodwill and impairments and other gains and losses incurred in relation to the COVID-19 pandemic. The accounting principles used to prepare the information by operating segments are the same as those used to prepare the Company’s consolidated financial statements. The method used for the allocation of assets jointly used by operating segments and costs and liabilities jointly incurred (mostly corporate costs) between operating segments is based on the level of utilization when determinable and measurable, otherwise the allocation is based on a proportion of each segment’s cost of sales and revenue.

	Civil Aviation		Defence
	Training Solutions		and Security		Healthcare			Total
	2021	2020	2021	2020	2021	2020	2021	2020
External revenue	$1,412.9	$2,167.5	$1,217.1	$1,331.2	$351.9	$124.5	$2,981.9	$3,623.2
Depreciation and amortization	242.9	232.8	54.3	58.2	22.3	14.4	319.5	305.4
Impairment of non-financial assets – net	119.9	3.1	43.2	8.1	8.6	37.7	171.7	48.9
Impairment of accounts receivable – net	8.9	5.4	—	—	0.9	0.1	9.8	5.5
Share of after-tax profit (loss) of equity accounted investees	5.2	18.3	(2.5)	9.2	—	—	2.7	27.5
Operating income (loss)	6.5	473.3	15.5	104.8	26.4	(41.0)	48.4	537.1
Adjusted segment operating income (loss)	164.3	479.4	87.0	114.5	29.3	(3.5)	280.6	590.4

Reconciliation of adjusted segment operating income is as follows:

	Civil Aviation		Defence
	Training Solutions		and Security		Healthcare			Total
	2021	2020	2021	2020	2021	2020	2021	2020
Operating income (loss)	$6.5	$473.3	$15.5	$104.8	$26.4	$(41.0)	$48.4	$537.1
Restructuring, integration and acquisition costs (Note 8)	76.1	6.1	45.0	9.7	2.9	—	124.0	$15.8
Impairment of goodwill (Note 29)	—	—	—	—	—	37.5	—	$37.5
Impairments and other gains and losses incurred
in relation to the COVID-19 pandemic(1)	81.7	—	26.5	—	—	—	108.2	$—
Adjusted segment operating income (loss)	$164.3	$479.4	$87.0	$114.5	$29.3	$(3.5)	$280.6	$590.4
(1) Mainly from impairment charges on non-financial assets of $103.5 million (Note 7). This reconciling item does not adjust for COVID-19 government support programs credited to income of $127.4 million (Note 28).

Capital expenditures by segment, which consist of additions to property, plant and equipment and intangible assets, are as follows:

	2021	2020
Civil Aviation Training Solutions	$116.7	$296.3
Defence and Security	27.5	74.8
Healthcare	19.4	12.9
Total capital expenditures	$163.6	$384.0

Assets and liabilities employed by segment
The Company uses assets employed and liabilities employed to assess resources allocated to each segment. Assets employed include accounts receivable, contract assets, inventories, prepayments, property, plant and equipment, right-of-use assets, intangible assets, investment in equity accounted investees, derivative financial assets and other non-current assets. Liabilities employed include accounts payable and accrued liabilities, provisions, contract liabilities, derivative financial liabilities and other non-current liabilities.

Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2021	2020
Assets employed
Civil Aviation Training Solutions	$4,847.5	$5,089.5
Defence and Security	1,561.9	1,767.5
Healthcare	250.2	253.9
Assets not included in assets employed	2,088.8	1,372.7
Total assets	$8,748.4	$8,483.6
Liabilities employed
Civil Aviation Training Solutions	$1,039.4	$1,219.9
Defence and Security	540.5	613.5
Healthcare	159.3	45.9
Liabilities not included in liabilities employed	3,796.4	4,026.0
Total liabilities	$5,535.6	$5,905.3

Products and services information
The Company's revenue from external customers for its products and services are as follows:

	2021	2020
Products	$1,359.7	$1,537.0
Training and services	1,622.2	2,086.2
Total external revenue	$2,981.9	$3,623.2

Geographic information
The Company markets its products and services globally. Revenues are attributed to geographical regions based on the location of customers. Non-current assets other than financial instruments and deferred tax assets are attributed to geographical regions based on the location of the assets, excluding goodwill. Goodwill is presented by geographical regions based on the Company’s allocation of the related purchase price.

	2021	2020
External revenue
Canada	$455.9	$323.2
United States	1,324.2	1,541.8
United Kingdom	137.7	208.8
Rest of Americas	55.0	127.7
Europe	553.2	631.7
Asia	381.4	707.1
Oceania and Africa	74.5	82.9
	$2,981.9	$3,623.2

	2021	2020
Non-current assets other than financial instruments and deferred tax assets
Canada	$1,459.1	$1,449.4
United States	1,571.1	1,845.5
United Kingdom	358.8	403.4
Rest of Americas	205.6	250.4
Europe	906.2	801.0
Asia	501.6	586.9
Oceania and Africa	81.8	35.1
	$5,084.2	$5,371.7